Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2020	2019	2018
Weighted Average Risk-free interest rate	0.46%	1.67%	2.81%
Dividend yield	-	-	-
Weighted Average Volatility factor	76.32%	73.71%	74.73%
Weighted Average Expected life of the options	6	5	6

Schedule of options granted under the existing stock-option plans
	For the year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	1,625,042	$5.72	1,801,418	$4.33	1,658,778	$4.11
Granted	360,500	$4.46	158,021	$8.72	305,244	$5.85
Forfeited and expired	(63,376)	$6.26	(128,256)	$5.24	(162,543)	$4.96
Exercised	(37,746)	$2.69	(221,641)	$2.70	(61)	$2.69
Pre-merger Bioblast options	-		$15,500	$90.17	-	$-
Outstanding at end of the year	1,884,420	$5.52	1,625,042	$5.72	1,801,418	$4.33
Exercisable at end of the year	1,283,193	$5.15	1,098,691	$3.71	1,026,582	$3.26

Schedule of changes in nonvested shares granted
	For the year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	526,351	$7.03	774,836	$5.70	885,879	$5.52
Granted	360,500	$3.86	158,021	$8.72	305,244	$5.85
Vested during the year	(249,965)	$6.07	(278,250)	$5.21	(257,068)	$4.97
Forfeited during the year	(35,659)	$6.24	(128,256)	$5.24	(159,219)	$5.16
Balance at end of the year	601,227	$5.93	526,351	$7.03	774,836	$5.70

Schedule of exercise prices and remaining contractual life
Exercise Price	Number of Options Outstanding	Average Remaining Contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	685,992	4.51	$3,937,594	684,869
$3.66	250,000	9.34	$1,191,750	55,556
$4.68	63,000	9.25	$236,250	-
$6.22	659,861	7.05	$1,455,922	480,634
$8.19	150,000	8.88	$36,000	37,500
$9.02	40,500	9.88	$-	-
$10.12	12,126	7.93	$-	7,274
$12.21	2,421	8.24	$-	605
$21.4	5,020	8.57	$-	1,255
$90.16	15,500	0.69	$-	15,500
	1,884,420		$6,857,516	1,283,193

Schedule of share-based compensation expenses related to grants under the equity incentive plan
	Year ended December 31,
(in thousands)	2020	2019	2018
Research & development	$401	$607	$862
General & administrative	269	203	147
Total	$670	$810	$1,009